Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of The Company's Current Income Tax Liability

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Income (loss) before taxes on income:
Domestic (Israel)	$1,124	$646	$127
Foreign	4,355	3,292	2,095
	5,479	3,938	2,222
Provision for income taxes:
Deferred taxes	(104)	(504)	(347)
Current taxes	(1,666)	(823)	(310)
	$(1,770)	$(1,327)	$(657)

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2 0 1 2	2 0 1 1

Deferred tax assets:
Loss carryforwards	$703	$1,521
Temporary differences	439	-
Other reserve and allowances	55	49
Total deferred tax assets	1,197	1,570
Valuation allowance	(827)	(1,520)
	$370	$50
Deferred tax liabilities:
Intangible assets	(638)	$(1,002)
Exempt Approved Enterprise earnings	(787)	-
Total deferred tax liabilities	(1,425)	(1,002)
Total deferred tax assets (liabilities), net	$(1,055)	$(952)

Schedule Of Reconciliation Of Income Taxes

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Income (loss) before income taxes as reported
in the consolidated statements of operations	$5,479	$3,938	$2,222

Income taxes under statutory tax rate	1,816	1,257	907

Increase (decrease) in taxes:

Decrease in valuation allowance	(693)	(190)	(240)
Increase in taxes resulting from permanent differences and non deductible expenses	(48)	204	307
Tax in respect of prior years	711	-	(243)
Differences in taxes arising from differences between Israeli currency income and dollar income, net *	172	56	(67)
Other	(188)	-	(7)
Income taxes in the statements
of operations	$1,770	$1,327	$657

*
Differences between Israeli currency income and dollar income are based on changes in the Israeli CPI (the basis for computation of taxable income in Israel) and the exchange rate of Israeli currency relative to the dollar.

Schedule Of Reconciliation Of Unrecognized Tax Benefits

Year ended
December 31,
2 0 1 2

Balance at January 1, 2012	$544
Gross change tax positions of current period	463
Gross change for tax positions of prior year	(220)
Balance at December 31, 2012	$787